Schedule of investments
Nomura Energy Transition ETF

June 30, 2026 (Unaudited)
NQ-ET002J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks — 97 .45%
Aluminum - 4 .01%
Alcoa Corp. 8,754 $ 456,434
456,434
Coal & Consumable Fuels - 2 .07%
Cameco Corp. 2,316 235,908
235,908
Commodity Chemicals - 1 .51%
Methanex Corp. 3,730 172,139
172,139
Construction & Engineering - 4 .49%
Arcosa, Inc. 3,518 511,130
511,130
Copper - 5 .01%
ERO Copper Corp.
†
21,354 570,193
570,193
Diversified Metals & Mining - 12 .87%
Anglo American plc 6,754 331,209
Hudbay Minerals, Inc. 27,307 644,817
MP Materials Corp.
†
1,924 107,763
Teck Resources Ltd., Class B 6,399 381,120
1,464,909
Electric Utilities - 0 .63%
Constellation Energy Corp. 288 71,531
71,531
Electrical Components & Equipment - 6 .45%
Generac Holdings, Inc.
†
1,752 513,003
Nexans SA 1,330 220,806
733,809
Gold - 4 .87%
Coeur Mining, Inc. 11,854 193,457
Wheaton Precious Metals Corp. 3,206 360,098
553,555
Heavy Electrical Equipment - 3 .49%
GE Vernova, Inc. 338 397,103
397,103
Independent Power Producers & Energy Traders - 1 .30%
Vistra Corp. 935 148,319
148,319
Integrated Oil & Gas - 3 .35%
Shell plc ADR 4,921 381,574
381,574

Schedule of investments
Nomura Energy Transition ETF

NQ-ET002J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks (continued)
Oil & Gas Equipment & Services - 2 .88%
Baker Hughes Co., Class A 5,911 $ 328,060
328,060
Oil & Gas Exploration & Production - 18 .58%
Chord Energy Corp. 2,311 264,147
ConocoPhillips 4,141 430,499
EOG Resources, Inc. 3,247 421,233
EQT Corp. 6,823 362,779
Expand Energy Corp. 3,493 318,527
Permian Resources Corp., Class A 17,227 317,149
2,114,334
Oil & Gas Refining & Marketing - 8 .90%
HF Sinclair Corp. 6,550 456,208
Valero Energy Corp. 2,135 556,039
1,012,247
Precious Metals & Minerals - 2 .63%
Valterra Platinum Ltd. 4,448 299,132
299,132
Semiconductors - 4 .53%
First Solar, Inc.
†
2,186 515,809
515,809
Specialty Chemicals - 1 .26%
Johnson Matthey plc 5,704 143,150
143,150
Steel - 8 .62%
Metallus, Inc.
†
13,431 251,026
Steel Dynamics, Inc. 3,181 729,912
980,938
Total Common Stocks
(cost $8,138,380) 11,090,274

NQ-ET002J (0626) 0826 (5790269)
Number of
shares Value (US $)
Short-Term Investments — 2 .54%
Money Market Mutual Funds - 2 .54%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.57%) 288,999 $ 288,999
Total Short-Term Investments
(cost $288,999) 288,999
Total Value of Securities — 99.99%
        (cost $8,427,379) 11,379,273
Receivables and Other Assets Net of Liabilities — 0.01% 639
Net Assets Applicable to 279,000 Shares Outstanding — 100.00% $ 11,379,912
†
Non-income producing security.
Summary of abbreviations :
ADR – American Depositary Receipt

Schedule of investments
Nomura Focused Emerging Markets Equity ETF

June 30, 2026 (Unaudited)
NQ-ET005J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks — 91 .31%
Δ
Argentina - 0 .82%
Grupo Financiero Galicia SA ADR 110,860 $ 5,546,326
5,546,326
Brazil - 2 .88%
Ambev SA ADR 1,369,015 4,298,707
Petroleo Brasileiro SA - Petrobras ADR 707,614 11,435,042
Vale SA ADR, Class B 239,997 3,609,555
19,343,304
China - 8 .38%
Alibaba Group Holding Ltd. ADR 115,888 11,122,930
Baidu, Inc. ADR
†
42,768 4,887,955
BYD Co. Ltd., Class H 495,385 4,576,225
Contemporary Amperex Technology Co. Ltd.,
Class A 106,100 6,145,306
Meituan, Class B 144A
#,†
265,511 2,318,992
PDD Holdings, Inc. ADR
†
44,089 3,363,109
Tencent Holdings Ltd. 345,330 18,924,604
Tencent Music Entertainment Group ADR 314,777 2,628,388
Trip.com Group Ltd. ADR
†
28,879 1,150,539
ZTO Express Cayman, Inc. ADR 53,016 1,186,498
56,304,546
Hong Kong - 0 .94%
Hong Kong Exchanges & Clearing Ltd. 136,540 6,319,644
6,319,644
India - 6 .16%
Dr Reddy's Laboratories Ltd. ADR 136,250 1,974,263
HDFC Bank Ltd. ADR 230,587 5,956,062
ICICI Bank Ltd. ADR 226,110 6,563,973
Reliance Industries Ltd. GDR 144A
#
486,008 26,924,843
41,419,141
Indonesia - 0 .96%
Astra International Tbk. PT 8,312,734 2,101,429
Bank Central Asia Tbk. PT 10,164,296 3,155,025
Unilever Indonesia Tbk. PT 11,707,310 1,181,862
6,438,316
Malaysia - 1 .49%
Malayan Banking Bhd. 1,524,200 4,029,645
Public Bank Bhd. 5,068,900 5,967,068
9,996,713

NQ-ET005J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks (continued)
Mexico - 4 .22%
America Movil SAB de CV ADR 242,497 $ 6,302,497
Cemex SAB de CV ADR 323,913 3,886,956
Coca-Cola Femsa SAB de CV ADR 47,413 5,037,631
Fomento Economico Mexicano SAB de CV
ADR 26,895 3,439,871
Grupo Financiero Banorte SAB de CV, Class O 595,441 6,284,520
Wal-Mart de Mexico SAB de CV 1,152,770 3,386,293
28,337,768
Peru - 0 .92%
Credicorp Ltd. 15,878 6,185,751
6,185,751
Saudi Arabia - 0 .40%
Saudi Arabian Oil Co. 144A
#
386,263 2,685,295
2,685,295
South Africa - 1 .10%
Naspers Ltd., Class N 147,262 7,377,664
7,377,664
South Korea - 43 .72%
Hyundai Motor Co. 30,522 9,751,753
Samsung C&T Corp. 99,906 30,211,038
Samsung Electronics Co. Ltd. 298,061 64,256,357
Samsung Life Insurance Co. Ltd. 42,256 10,936,976
SK hynix, Inc.
**
39,255 67,143,710
SK Square Co. Ltd.
**
100,197 109,749,118
SK Telecom Co. Ltd. 32,094 1,831,220
293,880,172
Taiwan - 16 .59%
Delta Electronics, Inc. 106,991 6,549,133
FIT Hon Teng Ltd. 144A
#,†
2,736,544 2,480,836
Hon Hai Precision Industry Co. Ltd. 1,657,028 13,055,861
MediaTek, Inc. 163,113 21,735,429
Taiwan Semiconductor Manufacturing Co. Ltd. 894,889 67,699,919
111,521,178
Thailand - 1 .03%
Bangkok Bank PCL 355,300 1,919,789
PTT Exploration & Production PCL 888,800 3,571,735

Schedule of investments
Nomura Focused Emerging Markets Equity ETF

NQ-ET005J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks (continued)
Thailand (continued)
PTT PCL 1,353,000 $ 1,445,839
6,937,363
Turkiye - 1 .09%
Akbank TAS 2,865,348 4,729,893
Turkcell Iletisim Hizmetleri A/S ADR 445,737 2,620,934
7,350,827
United States of America - 0 .61%
BeOne Medicines Ltd. ADR
†
14,328 4,083,050
4,083,050
Total Common Stocks
(cost $421,822,986) 613,727,058
Preferred Stocks — 4 .24%
Δ
Brazil - 1 .47%
Banco Bradesco SA 1,155,406 4,009,259
Itau Unibanco Holding SA 715,194 5,843,135
9,852,394
South Korea - 2 .77%
LG Chem Ltd. 30,332 2,682,169
Samsung Electronics Co. Ltd. 116,721 15,971,633
18,653,802
Total Preferred Stocks
(cost $24,383,313) 28,506,196
Short-Term Investments — 4 .61%
Money Market Mutual Funds - 4 .61%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.57%) 30,986,905 30,986,905
Total Short-Term Investments
(cost $30,986,905) 30,986,905
Total Value of Securities — 100.16%
      (cost $477,193,204) 673,220,159
Liabilities Net of Receivables and Other Assets — (0.16)% (1,062,879)
Net Assets Applicable to 9,400,000 Shares Outstanding — 100.00% $ 672,157,280

NQ-ET005J (0626) 0826 (5790269)
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2026, the aggregate value of Rule 144A securities was $34,409,966, which represents 5.12% of the Fund's net assets.
**
Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
Summary of abbreviations :
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Schedule of investments
Nomura Focused International Core ETF

June 30, 2026 (Unaudited)
NQ-ET010J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks — 97 .03%
Δ
Brazil - 6 .56%
Banco do Brasil SA 423,327 $ 1,632,691
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 426,473 2,448,649
Embraer SA ADR 13,437 857,281
MercadoLibre, Inc.
†
768 1,303,595
6,242,216
Canada - 4 .04%
Alimentation Couche-Tard, Inc. 31,519 2,009,038
TFI International, Inc. 12,759 1,836,594
3,845,632
China - 4 .31%
Lenovo Group Ltd. 708,000 2,078,091
WuXi AppTec Co. Ltd., Class H 144A
#
102,942 2,017,403
4,095,494
Denmark - 2 .21%
Ascendis Pharma A/S
†
7,874 2,100,153
2,100,153
France - 3 .03%
Airbus SE 12,946 2,877,655
2,877,655
Germany - 5 .51%
adidas AG 14,023 2,874,469
Siemens Energy AG 12,483 2,364,818
5,239,287
Hong Kong - 1 .36%
Henderson Land Development Co. Ltd. 409,311 1,294,289
1,294,289
India - 2 .47%
HDFC Bank Ltd. ADR 90,976 2,349,910
2,349,910
Japan - 13 .12%
Daikin Industries Ltd. 20,700 3,142,652
Hoya Corp. 10,700 1,707,710
Mitsubishi UFJ Financial Group, Inc. 143,800 2,836,290
SMC Corp. 6,800 2,981,051
Sompo Holdings, Inc. 47,300 1,814,677
12,482,380
Mexico - 2 .33%
Cemex SAB de CV ADR 184,695 2,216,340
2,216,340

NQ-ET010J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks (continued)
Netherlands - 12 .06%
Adyen NV 144A
#,†
887 $ 831,464
Argenx SE ADR
†
2,961 2,747,127
ASML Holding NV 2,188 4,303,515
ING Groep NV 113,445 3,586,648
11,468,754
Singapore - 5 .44%
Grab Holdings Ltd., Class A
†
228,028 859,666
Sea Ltd. ADR
†
15,755 1,509,802
Singapore Telecommunications Ltd. ADR 53,134 1,820,902
STMicroelectronics NV ADR 13,079 979,486
5,169,856
South Korea - 7 .71%
Samsung Electronics Co. Ltd. 11,064 2,385,191
SK hynix, Inc. 2,892 4,946,621
7,331,812
Spain - 3 .32%
Banco Bilbao Vizcaya Argentaria SA 126,272 3,155,368
3,155,368
Switzerland - 1 .00%
Nestle SA 9,250 951,101
951,101
Taiwan - 7 .60%
Taiwan Semiconductor Manufacturing Co. Ltd. 95,503 7,224,969
7,224,969
United Kingdom - 5 .28%
3i Group plc 31,127 1,026,430
Barclays plc 418,484 2,812,127
Compass Group plc 36,635 1,183,310
5,021,867
United States of America - 9 .68%
Booking Holdings, Inc. 7,646 1,362,823
CNH Industrial NV 86,713 973,787
Experian plc 21,097 711,636
James Hardie Industries plc ADR
†
89,619 2,346,225
SLB Ltd. 51,999 2,417,434
Spotify Technology SA
†
3,040 1,395,755
9,207,660
Total Common Stocks
(cost $81,466,951) 92,274,743

Schedule of investments
Nomura Focused International Core ETF

NQ-ET010J (0626) 0826 (5790269)
Number of
shares Value (US $)
Preferred Stocks — 1 .65%
Δ
Germany - 1 .65%
Henkel AG & Co. KGaA 18,666 $ 1,568,444
Total Preferred Stocks
(cost $1,735,005) 1,568,444
Short-Term Investments — 1 .41%
Money Market Mutual Funds - 1 .41%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.57%) 1,343,401 1,343,401
Total Short-Term Investments
(cost $1,343,401) 1,343,401
Total Value of Securities — 100.09%
      (cost $84,545,357) 95,186,588
Liabilities Net of Receivables and Other Assets — (0.09)% (88,957)
Net Assets Applicable to 3,350,000 Shares Outstanding — 100.00% $ 95,097,631
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2026, the aggregate value of Rule 144A securities was $2,848,867, which represents 3.00% of the Fund's net assets.
Summary of abbreviations :
ADR – American Depositary Receipt
AG – Aktiengesellschaft

Schedule of investments
Nomura Focused Large Growth ETF

June 30, 2026 (Unaudited)
NQ-ET004J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks — 98 .83%
^
Communication Services - 6 .85%
Alphabet, Inc., Class C 52,761 $ 18,642,044
18,642,044
Consumer Discretionary - 7 .80%
Amazon.com, Inc.
†
65,007 15,493,768
Ferrari NV 15,452 5,752,625
21,246,393
Financials - 17 .94%
Intercontinental Exchange, Inc. 70,604 8,692,058
Mastercard, Inc., Class A 18,438 9,469,757
MSCI, Inc., Class A 12,767 7,150,031
S&P Global, Inc. 24,675 10,049,141
Visa, Inc., Class A 39,294 13,481,378
48,842,365
Healthcare - 8 .81%
Danaher Corp. 60,518 11,527,469
Intuitive Surgical, Inc.
†
16,888 6,716,020
Veeva Systems, Inc., Class A
†
32,348 5,740,799
23,984,288
Industrials - 12 .13%
General Electric Co. 26,399 9,866,098
Verisk Analytics, Inc., Class A 69,434 12,465,486
Waste Connections, Inc. 64,089 10,682,996
33,014,580
Information Technology - 45 .30%
Apple, Inc. 79,936 23,130,281
Intuit, Inc. 19,437 5,073,057
Microsoft Corp. 69,337 25,864,088
Motorola Solutions, Inc. 26,634 11,060,834
NVIDIA Corp. 216,856 43,390,717
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 31,000 14,804,670
123,323,647
Total Common Stocks
(cost $276,848,165) 269,053,317

Schedule of investments
Nomura Focused Large Growth ETF

NQ-ET004J (0626) 0826 (5790269)
Number of
shares Value (US $)
Short-Term Investments — 1 .02%
Money Market Mutual Funds - 1 .02%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.57%) 2,789,091 $ 2,789,091
Total Short-Term Investments
(cost $2,789,091) 2,789,091
Total Value of Securities — 99.85%
        (cost $279,637,256) 271,842,408
Receivables and Other Assets Net of Liabilities — 0.15% 413,730
Net Assets Applicable to 9,900,000 Shares Outstanding — 100.00% $ 272,256,138
^
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†
Non-income producing security.
Summary of abbreviations :
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

Schedule of investments
Nomura Global Listed Infrastructure ETF

June 30, 2026 (Unaudited)
NQ-ET001J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks — 97 .91%
Δ
Australia - 1 .99%
Transurban Group 14,778 $ 147,130
147,130
Canada - 9 .71%
Canadian National Railway Co. 667 79,598
Enbridge, Inc. 8,070 437,626
Gibson Energy, Inc. 6,180 125,191
Northland Power, Inc. 4,737 74,616
717,031
China - 2 .16%
China Gas Holdings Ltd. 81,416 53,773
China Tower Corp. Ltd., Class H 144A
#
93,948 105,533
159,306
France - 3 .15%
Aeroports de Paris SA 1,787 232,768
232,768
Greece - 1 .09%
Athens International Airport SA 6,522 80,631
80,631
Hong Kong - 1 .99%
CLP Holdings Ltd. 15,782 147,299
147,299
Italy - 4 .65%
Enav SpA 144A
#
31,368 186,194
Enel SpA 8,857 101,747
ERG SpA 1,385 37,854
Infrastrutture Wireless Italiane SpA 144A
#
2,481 17,462
343,257
Japan - 0 .52%
Tokyo Metro Co. Ltd. 4,400 38,467
38,467
Mexico - 2 .92%
Grupo Aeroportuario del Sureste SAB de CV
ADR 703 215,610
215,610
Netherlands - 1 .74%
Koninklijke Vopak NV 2,471 128,858
128,858
New Zealand - 3 .26%
Auckland International Airport Ltd. 50,820 241,008
241,008

Schedule of investments
Nomura Global Listed Infrastructure ETF

NQ-ET001J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks (continued)
Spain - 10 .58%
Aena SME SA 144A
#
4,359 $ 132,783
Cellnex Telecom SA 144A
#
6,893 205,956
EDP Renewables SA 8,903 144,145
Redeia Corp. SA 6,536 111,199
Sacyr SA 35,128 187,682
781,765
Thailand - 1 .06%
Airports of Thailand PCL 40,300 77,942
77,942
United Kingdom - 12 .83%
National Grid plc 14,630 242,186
Pennon Group plc 30,238 186,829
SSE plc 4,937 159,526
United Utilities Group plc 20,676 359,002
947,543
United States of America - 40 .26%
Alliant Energy Corp. 527 40,205
American Electric Power Co., Inc. 1,643 224,779
Black Hills Corp. 2,378 176,923
Cheniere Energy, Inc. 1,172 280,120
CMS Energy Corp. 2,923 223,609
Crown Castle, Inc. REIT 1,903 144,114
Dominion Energy, Inc. 2,759 188,412
Essential Utilities, Inc. 5,896 225,876
Exelon Corp. 3,221 150,163
Kinder Morgan, Inc. 4,988 159,466
NextEra Energy, Inc. 2,758 242,070
NiSource, Inc. 1,652 78,553
ONEOK, Inc. 2,310 200,831
PG&E Corp. 10,900 183,338
PPL Corp. 1,073 39,004
Sempra 3,010 279,057
Xcel Energy, Inc. 1,713 137,554
2,974,074
Total Common Stocks
(cost $6,679,312) 7,232,689

NQ-ET001J (0626) 0826 (5790269)
Number of
shares Value (US $)
Management Investment Companies - 0 .51%
Renewables Infrastructure Group Ltd. (The) 38,443 $ 37,225
Total Management Investment Companies
(cost $38,364) 37,225
Short-Term Investments — 1 .17%
Money Market Mutual Funds - 1 .17%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.57%) 86,563 86,563
Total Short-Term Investments
(cost $86,563) 86,563
Total Value of Securities — 99.59%
      (cost $6,804,239) 7,356,477
Receivables and Other Assets Net of Liabilities — 0.41% 30,333
Net Assets Applicable to 250,000 Shares Outstanding — 100.00% $ 7,386,810
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2026, the aggregate value of Rule 144A securities was $647,928, which represents
8.77% of the Fund's net assets.
Summary of abbreviations :
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

June 30, 2026 (Unaudited)
NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds   — 97 .32%
Education Revenue Bonds - 24 .38%
Academy of Warren
Series 2020A 144A 5.50% 5/1/50
#
250,000 $ 234,068
Arizona Industrial Development Authority
(Academies of Math & Science Obligated
Group)
Series 2026A 144A 5.50% 7/1/56
#
250,000 247,286
(Odyssey Preparatory Academy, Inc.
(The))
Series 2017A 144A 5.50% 7/1/52
#
50,000 46,310
(Pinecrest Academy of Nevada)
Series 2018A 144A 5.75% 7/15/48
#
250,000 250,025
Build NYC Resource Corp.
(Bold Charter School)
Series 2025 144A 6.00% 7/1/60
#
250,000 253,578
(REN 4520 83rd Street LLC)
Series 2025A 5.75% 6/15/60 150,000 152,038
(Zeta Charter Schools, Inc. Obligated
Group)
Series 2025A 144A 5.38% 10/15/61
#
300,000 291,210
Series 2026A 144A 5.75% 6/1/66
#
250,000 252,757
California Municipal Finance Authority
(Palmdale Aerospace Academy, Inc.
(The))
Series 2018A 144A 5.00% 7/1/38
#
300,000 301,717
California School Finance Authority
(Envision Education Obligated Group)
Series 2024A 144A 5.00% 6/1/44
#
250,000 248,007
(Escuela Popular Del Pueblo)
Series 2017 144A 6.50% 7/1/50
#
300,000 267,661
(Integrity Charter School)
Series 2024 144A 5.60% 7/1/64 (ST AID
WITHHLDG)
#
300,000 288,395
(New Designs Charter School)
Series 2024A 144A 5.00% 6/1/64
#
250,000 234,884
(Rex & Margaret Fortune School of
Education)
Series 2024A 144A 5.00% 6/1/54
#
250,000 208,944
(STEM Preparatory Schools - Obligated
Group)
Series 2023A 144A 5.13% 6/1/53
#
175,000 171,613

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Projects Finance Authority
(PRG - UnionWest Properties LLC)
Series 2024A-1 144A 5.00% 6/1/58
#
200,000 $ 164,303
Capital Trust Agency, Inc.
(Liza Jackson Preparatory School, Inc.)
Series 2020A 5.00% 8/1/55 100,000 94,960
Capital Trust Authority
(Academir Charter Schools, Inc.)
Series 2025A 144A 6.63% 7/1/65
#
100,000 102,935
(Madrone Florida Tech Student Housing
I LLC)
Series 2025A 144A 5.38% 7/1/65
#
100,000 98,397
(Mason Classical Academy, Inc.)
Series 2024A 144A 5.00% 6/1/64
#
400,000 373,981
City of Bethel
(Spectrum High School)
Series 2024 5.00% 7/1/59 375,000 355,600
City of Burbank
(Intercultural Montessori Foreign
Language Immersion School)
Series 2026 144A 6.25% 2/1/51
#
105,000 107,693
Series 2026 144A 6.25% 2/1/56
#
135,000 137,522
City of Otsego
(Kaleidoscope Charter School)
Series 2014A 5.00% 9/1/44 250,000 229,383
City of Woodbury
(Math & Science Academy)
Series 2025 144A 5.50% 6/1/63
#
100,000 93,653
Clifton Higher Education Finance Corp.
(Valor Texas Education Foundation)
Series 2024A 144A 6.00% 6/15/54
#
125,000 121,841
Colorado State University Research
Foundation
(System)
Series 2025A 144A 5.50% 3/1/65
#
300,000 301,652
County of Palm Beach
(Palm Beach Atlantic University, Inc.)
Series 2025A 144A 5.50% 10/1/45
#
300,000 315,197

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware State Economic Development
Authority
(Academia Antonia Alonso, Inc.)
Series 2025A 144A 6.00% 7/1/55
#
200,000 $ 205,125
Development Authority for Fulton County
(Madrone - MS Student Housing I LLC)
Series 2026A 144A 5.75% 7/1/66
#
500,000 503,973
Florida Development Finance Corp.
(Mater Academy, Inc.)
Series 2022A 4.00% 6/15/52 250,000 213,296
Florida Higher Educational Facilities Financing
Authority
(Keiser University Obligated Group)
Series 2025 144A 6.25% 7/1/55
#
200,000 204,161
Florida Local Government Finance Commission
(Cornerstone Charter Academy, Inc.
Obligated Group)
Series 2026 5.88% 10/1/61 250,000 250,547
Health & Educational Facilities Authority of the
State of Missouri
(Bsds, Inc.)
Series 2026 144A 6.25% 6/1/46
#
250,000 251,787
Idaho Housing & Finance Association
(Compass Public Charter School, Inc.)
Series 2018A 144A 6.00% 7/1/39
#
270,000 274,942
Indiana Finance Authority
(CHF - Tippecanoe LLC)
Series 2023A 5.00% 6/1/53 350,000 345,400
Series 2025 5.75% 7/1/60 150,000 148,344
Industrial Development Authority of the City of
Phoenix Arizona (The)
(BASIS Schools, Inc. Obligated Group)
Series 2015A 144A 5.00% 7/1/45
#
250,000 246,244
(Downtown Phoenix Student Housing II
LLC)
Series 2019A 5.00% 7/1/59 330,000 323,470
Iowa Higher Education Loan Authority
Series 2025 6.00% 10/1/55 200,000 210,516

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Kentucky Bond Development Corp.
(PRG Wildcats LLC)
Series 2026A 5.50% 10/31/56 350,000 $ 376,395
Louisiana Public Facilities Authority
(Acadiana Renaissance Charter Academy)
Series 2025 144A 6.00% 6/15/59
#
100,000 101,735
(Lafayette Renaissance Charter Academy)
Series 2025 144A 6.50% 6/15/59
#
100,000 102,964
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2021A 144A 4.00% 7/1/61
#
190,000 144,630
(Choice Academies, Inc.)
Series 2022 144A 5.75% 9/1/45
#
195,000 194,218
(Reid Traditional Schools Obligated
Group)
Series 2016 5.00% 7/1/47 385,000 364,813
Massachusetts Development Finance Agency
(President and Fellows of Harvard
College)
Series 2026A 5.00% 2/15/34 150,000 172,307
Miami-Dade County Industrial Development
Authority
(AcadeMir Charter School Middle &
Preparatory Academy Obligated Group)
Series 2022A 144A 5.50% 7/1/61
#
250,000 233,005
Monroe County Industrial Development Corp.
(True North Rochester Prep Charter
School)
Series 2020A 144A 5.00% 6/1/59
#
175,000 171,806
Newark Higher Education Finance Corp.
(Village Tech Schools)
Series 2017A 5.13% 8/15/47 200,000 192,354
Oregon State Facilities Authority
(Howard Street Charter School)
Series 2019A 144A 5.00% 6/15/49
#
490,000 448,205

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial
Development
(St. Joseph's University)
Series 2017 5.00% 11/1/47 110,000 $ 110,126
Public Finance Authority
(Liberty Classical Schools Educational
Services, Inc.)
Series 2025A 144A 7.00% 6/15/65
#
100,000 101,448
(North East Carolina Preparatory School,
Inc.)
Series 2024 5.00% 6/15/44 175,000 176,646
(Revolution Academy)
Series 2026 144A 5.50% 10/1/46
#
200,000 199,764
(Shining Rock Classical Academy, Inc.)
Series 2022A 6.00% 6/15/52 100,000 88,145
(SLAM Academy of Nevada Project)
Series 2026A 144A 5.50% 7/15/61
#
350,000 343,330
(Triad Math & Science Academy Co.)
Series 2022 5.50% 6/15/62 160,000 157,167
Class A Series 2023-1 5.75% 7/1/62 531,262 556,100
Sierra Vista Industrial Development Authority
(American Leadership Academy, Inc.)
Series 2023 144A 5.75% 6/15/58
#
250,000 244,805
(Fit Kids, Inc.)
Series 2026 144A 6.25% 6/15/66
#
400,000 398,530
Washington State Housing Finance
Commission
(Provident Group - SH II Properties LLC)
Series 2025A 144A 5.25% 7/1/64 (BAM)
#
100,000 102,267
Series 2025A 144A 5.75% 7/1/60
#
150,000 154,729
14,258,904
Electric Revenue Bonds - 2 .15%
Puerto Rico Electric Power Authority
Series 2012A 5.00% 7/1/29 100,000 76,625
Series WW 5.00% 7/1/28 325,000 249,031
Series XX 5.25% 7/1/40 425,000 325,657
Series XX 5.75% 7/1/36 100,000 76,625

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement &
Power District
Series 2023B 5.25% 1/1/53 500,000 $ 532,523
1,260,461
Healthcare Revenue Bonds - 22 .36%
Albany Hospital Facility Authority
(Mennonite Home of Albany, Inc.
Obligated Group)
Series 2026A 5.38% 5/15/61 250,000 254,781
Arizona Industrial Development Authority
(Great Lakes Senior Living Communities
LLC)
Series 2025A-2 5.13% 1/1/59 325,000 303,496
(ISF Ativo Portfolio Obligated Group)
Series 2025A 144A 6.88% 3/1/55
#
100,000 106,327
Berks County Industrial Development Authority
(Highlands at Wyomissing Obligated
Group)
Series 2017C 5.00% 5/15/47 150,000 150,083
Bexar County Health Facilities Development
Corp.
(Army Retirement Residence Obligated
Group)
Series 2018 5.00% 7/15/37 100,000 100,794
Build NYC Resource Corp.
(RiverSpring Health Senior Living, Inc.
Obligated Group)
Series 2026A 144A 7.00% 12/15/65
#
150,000 152,718
California Public Finance Authority
(P3 Irvine SL Holdings LLC Obligated
Group)
Series 2024A 144A 6.38% 6/1/59
#
200,000 187,259
Series 2024A 144A 6.50% 6/1/54
#
125,000 120,776
California Statewide Communities
Development Authority
(Loma Linda University Medical Center
Obligated Group)
Series 2016A 144A 5.00% 12/1/46
#
400,000 400,093

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Projects Finance Authority
(Trilogy Community Development
Foundation, Inc. Obligated Group)
Series 2025A 144A 7.13% 1/1/65
#
100,000 $ 105,331
Capital Trust Authority
(AIDS Healthcare Foundation Obligated
Group)
Series 2026A 5.25% 12/1/55 300,000 308,104
City of Apple Valley
(PHS Apple Valley Senior Housing, Inc.)
Series 2018 5.00% 9/1/43 300,000 300,100
City of Kalispell
(Immanuel Living at Buffalo Hill
Obligated Group)
Series 2017A 5.25% 5/15/52 400,000 371,528
Series 2025A 6.00% 5/15/60 200,000 206,012
Clackamas County Hospital Facility Authority
(Rose Villa, Inc. Obligated Group)
Series 2020A 5.38% 11/15/55 100,000 100,121
Colorado Health Facilities Authority
(AdventHealth Obligated Group)
Series 2018A 4.00% 11/15/48 165,000 148,344
Series 2021A 3.00% 11/15/51 500,000 365,149
Connecticut State Health & Educational
Facilities Authority
(Fairview Issue)
Series 2026A 6.25% 12/15/53 300,000 304,224
County of Cuyahoga
(MetroHealth System (The))
Series 2017 5.00% 2/15/52 100,000 95,845
Series 2017 5.25% 2/15/47 245,000 245,280
Duluth Economic Development Authority
(Benedictine Health System Obligated
Group)
Series 2021A 4.00% 7/1/41 150,000 134,018
Florida Development Finance Corp.
(Florida Health Sciences Center, Inc.
Obligated Group)
Series 2026A 5.25% 8/1/51 450,000 475,465

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Grand Rapids Economic Development Corp.
(Michigan Christian Home Obligated
Group)
Series 2025A 6.00% 11/1/50 150,000 $ 152,498
Health & Educational Facilities Authority of the
State of Missouri
(Mercy Health)
Series 2020 4.00% 6/1/53 250,000 223,809
Illinois Finance Authority
(Admiral at the Lake Obligated Group)
Series 2017 5.25% 5/15/42 200,000 196,699
(Memorial Health System)
Series 2026 5.50% 4/1/56 400,000 425,268
Industrial Development Authority of the City of
Phoenix Arizona (The)
(Christian Care Surprise, Inc.)
Series 2025A 5.25% 12/1/60 250,000 245,498
Kalamazoo Economic Development Corp.
(Friendship Village of Kalamazoo
Obligated Group)
Series 2026A 144A 6.25% 8/15/61
#
240,000 248,308
King County Public Hospital District No. 4
Series 2025A 7.00% 12/1/60 150,000 153,462
Lakes Area Economic Development Authority
(Knute Nelson)
Series 2026A 5.88% 11/1/62 250,000 252,841
Lee County Industrial Development Authority
(Cypress Cove at Healthpark Florida
Obligated Group)
Series 2026 144A 6.00% 10/1/61
#
500,000 514,779
Louisiana Public Facilities Authority
(Ochsner Clinic Foundation Obligated
Group)
Series 2020A 3.00% 5/15/47 250,000 190,248
Maricopa County Industrial Development
Authority
(Bonesta SE LLC Obligated Group)
Series 2026A-1 7.00% 5/1/66 250,000 259,777

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development
Authority (continued)
(HonorHealth Obligated Group)
Series 2021A 3.00% 9/1/51 310,000 $ 226,216
Massachusetts Development Finance Agency
(Care Communities LLC Obligated Group)
Series 2025A-1 144A 6.50% 7/15/60
#
200,000 206,401
Montgomery County Industrial Development
Authority
(Foulkeways at Gwynedd Obligated
Group)
Series 2016 5.00% 12/1/46 150,000 149,989
New Hope Cultural Education Facilities
Finance Corp.
(Bella Vida Forefront Living Obligated
Group)
Series 2025A 6.50% 10/1/60 125,000 130,410
(Legacy at Midtown Park, Inc. Obligated
Group)
Series 2025 7.13% 7/1/56 200,000 211,838
(Sanctuary LTC LLC)
Series 2021A-1 5.50% 1/1/57 250,000 241,934
(SLF CHP LLC)
Series 2025A 144A 6.25% 7/1/45
#
100,000 106,363
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.25% 8/15/48 100,000 100,556
Series 2018B 5.50% 8/15/52 400,000 402,373
Series 2018B 5.50% 8/15/57 100,000 100,460
Oregon Health & Science University
Series 2021A 3.00% 7/1/51 255,000 185,116
Oregon State Facilities Authority
(ISF Magnolia Gardens LLC Obligated
Group)
Series 2025A-1 144A 7.25% 3/1/60
#
200,000 217,361
Palm Beach County Health Facilities Authority
(Lifespace Communities, Inc. Obligated
Group)
Series 2026B 5.63% 5/15/61 350,000 356,582

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities
Authority
(University of Pennsylvania Health System
Obligated Group (The))
Series 2025 5.50% 8/15/55 200,000 $ 217,893
Philadelphia Authority for Industrial
Development
(Evangelical Services for the Aging
Obligated Group)
Series A 5.00% 7/1/37 205,000 205,330
Seminole County Industrial Development
Authority
(CCRC Development Corp. Obligated
Group)
Series 2019A 5.25% 11/15/39 100,000 100,375
Series 2019A 5.50% 11/15/49 150,000 144,338
Stamford Housing Authority
(TJH Senior Living LLC Obligated Group)
Series 2025A 6.25% 10/1/60 250,000 256,526
State of Ohio
(Cleveland Clinic Health System
Obligated Group)
Series 2024A 5.00% 1/1/35 235,000 267,764
Washington State Housing Finance
Commission
(Josephine Caring Community Obligated
Group)
Series 2025A 144A 6.38% 7/1/60
#
125,000 127,571
West Cornwall Township Municipal Authority
(Lebanon Valley Brethren Home Obligated
Group)
Series 2026A 5.13% 11/15/52 345,000 348,928
West Virginia Hospital Finance Authority
(West Virginia United Health System
Obligated Group)
Series 2025A 5.50% 6/1/50 150,000 160,363

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County Local Development Corp.
(Purchase Senior Learning Community
Obligated Group)
Series 2021A 144A 5.00% 7/1/46
#
300,000 $ 295,104
Wisconsin Health & Educational Facilities
Authority
(Benevolent Corp. Cedar Community)
Series 2026 5.50% 6/1/61 250,000 253,134
Yamhill County Hospital Authority
(Friendsview Manor Obligated Group)
Series 2021A 5.00% 11/15/56 310,000 268,244
13,080,204
Housing Revenue Bonds - 0 .35%
County of Contra Costa
(Infrastructure)
12.00% 1/1/65 450,000 —
Pennsylvania Housing Finance Agency
Series 2025-149A 5.20% 4/1/53 200,000 205,582
205,582
Industrial Development Revenue Bonds - 17 .16%
Arkansas Development Finance Authority
Series 2026A 144A 4.88% 7/1/56
#,•
250,000 261,689
(United States Steel Corp.)
Series 2022 5.45% 9/1/52 250,000 255,865
Series 2023 5.70% 5/1/53 300,000 311,006
Black Belt Energy Gas District
(Gas Project)
Series 2025G 5.00% 10/1/35 500,000 527,492
Buckeye Tobacco Settlement Financing
Authority
Class 2 Series 2020B-2 5.00% 6/1/55 750,000 588,340
California Community Choice Financing
Authority
(California Community Choice Financing
Authority)
Series 2021B-1 4.00% 2/1/52
•
350,000 355,501

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
California Infrastructure & Economic
Development Bank
(Desertxpress Enterprises LLC)
Series 2025B 144A 12.00% 1/1/65
#,•
450,000 $ 294,750
California Municipal Finance Authority
(Clay Lacy Santa Ana LLC)
Series 2026 144A 6.00% 1/1/55
#
250,000 264,785
California Statewide Communities
Development Authority
(CORE 700 Hotel Venture LLC)
Series 2026A 144A 6.25% 9/2/61
#
100,000 103,528
City of Houston
(United Airlines, Inc. Terminal
Improvement Project)
Series 2025B 5.50% 7/15/37 250,000 267,839
(United Airlines, Inc.)
Series 2021B-1 4.00% 7/15/41 350,000 331,020
City of Valparaiso
(Pratt Paper LLC)
Series 2024 144A 5.00% 1/1/54
#
425,000 427,490
Colorado Educational & Cultural Facilities
Authority
(Stanley Partnership for Art Culture &
Education LLC)
Series 2025A-1 144A 6.88% 2/1/59
#
250,000 266,303
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/53 (AG) 500,000 495,728
Series 2024 5.50% 7/1/53 60,000 44,100
George L Smith II Congress Center Authority
Series 2021A 4.00% 1/1/54 455,000 389,479
Golden State Tobacco Securitization Corp.
Series 2021B-2 5.84% 6/1/66
^
3,000,000 310,945
Greater Orlando Aviation Authority
(United Airlines, Inc.)
Series 2025 5.25% 11/1/34 250,000 268,031

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Industrial Development Board of The City of
Kingsport Tennessee (The)
(Domtar Paper Co. LLC)
Series 2024 144A 5.25% 12/1/54
#,•
250,000 $ 230,140
Maricopa County Industrial Development
Authority
(Commercial Metals Co.)
Series 2022 144A 4.00% 10/15/47
#
500,000 444,322
Mission Economic Development Corp.
(Graphic Packaging International LLC)
Series 2026 5.00% 12/1/64
•
400,000 415,017
Mobile County Industrial Development Authority
(AM/NS Calvert LLC)
Series 2024A 5.00% 6/1/54 300,000 301,749
Series 2024B 4.75% 12/1/54 440,000 426,877
New Hampshire Business Finance Authority
Series 2026 144A 6.13% 12/15/33
#
500,000 500,403
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2020 4.38% 10/1/45 475,000 459,589
Port of Beaumont Navigation District
(Jefferson 2020 Bond Lessee & Borrower
LLC Obligated Group)
Series 2024A 144A 5.00% 1/1/39
#
200,000 195,698
Public Finance Authority
(CFC-SA LLC)
Series 2022A 5.00% 2/1/62 500,000 497,101
Puerto Rico Industrial Development Co.
Series 2023 7.00% 1/1/54
•
350,000 339,940
Savannah Georgia Convention Center
Authority
Series 2025B 144A 6.25% 6/1/61
#
250,000 256,945
Tobacco Settlement Financing Corp.
Series 2007B-1 5.00% 6/1/47 250,000 204,841
10,036,513
Leasing Revenue Bonds - 1 .49%
Denver Health & Hospital Authority
Series 2018 5.00% 12/1/48 375,000 376,103

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Leasing Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority
(State of Illinois McCormick Place
Expansion Project Fund)
Series 2017B 4.83% 12/15/54 (BAM)
^
1,000,000 $ 261,379
Series 2017B 4.86% 12/15/56 (AG)
^
1,000,000 235,495
872,977
Local General Obligation Revenue Bonds - 3 .82%
Chicago Board of Education
Series 2012A 5.00% 12/1/42 470,000 457,152
Series 2017H 5.00% 12/1/46 400,000 379,987
Series 2025A 6.25% 12/1/50 150,000 159,323
Series 2025C 5.50% 12/1/45 500,000 510,535
City of Chicago
Series 2019A 5.50% 1/1/49 240,000 241,338
Series 2025A 6.00% 1/1/50 150,000 158,121
City of New York
Series 2021F-1 3.00% 3/1/51 335,000 249,799
Humble Independent School District
Series 2020 3.00% 2/15/49 (PSF
Guaranty) 100,000 76,158
2,232,413
Pre-Refunded Bonds - 0 .23%
Philadelphia Authority for Industrial
Development
Series 2017 5.00% 11/1/47 (Pre-refunded
5/1/27)
§
115,000 117,252
State of Ohio
(Cleveland Clinic Health System
Obligated Group)
Series 2024A 5.00% 1/1/35 (Pre-refunded
10/1/34)
§
15,000 17,125
134,377
Special Tax Revenue Bonds - 14 .56%
Aerotropolis Regional Transportation Authority
Series 2024 144A 5.50% 12/1/44
#
500,000 515,891
Allentown Neighborhood Improvement Zone
Development Authority
Series 2018 144A 5.38% 5/1/42
#
300,000 304,326

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Atlanta Development Authority (The)
(Westside Tax Allocation District Gulch
Area)
Series 2024A-2 144A 5.50% 4/1/39
#
300,000 $ 308,961
Black Desert Public Infrastructure District
(Black Desert Assessment Area No. 1)
Series 2024 144A 5.63% 12/1/53
#
146,147 149,906
City of Houston
(Hotel Occupancy Tax & Special)
Series 2026C 5.50% 9/1/58 495,000 532,428
Commonwealth of Puerto Rico
0.00% 11/1/43
•
1,014,429 730,389
Creekwalk Marketplace Business Improvement
District
Series 2024A 6.00% 12/1/54 100,000 101,233
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 988,801 970,390
High Star Ranch Infrastructure Financing
District
(Assessment Area)
Series 2026 144A 6.25% 12/1/55
#
250,000 255,648
Prairie Point Community Authority Board
Special Improvement District No. 1
Series 2026 5.38% 12/1/40 220,000 225,337
Public Finance Authority
(Southeast Overtown Park West
Community Redevelopment Agency)
Series 2024A 144A 5.00% 6/1/41
#
250,000 256,577
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 730,000 722,333
Series A-1 5.00% 7/1/58 1,050,000 1,050,100
Series A-1 5.04% 7/1/46
^
1,250,000 467,274
Series A-1 5.35% 7/1/51
^
1,250,000 339,795
Triborough Bridge & Tunnel Authority
(Metropolitan Transportation Authority
Payroll)
Series 2021C-3 3.00% 5/15/51 325,000 247,022

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Utah City West Public Infrastructure District
No. 1
(Assessment Area No. 1)
Series 2026 144A 5.88% 12/1/55
#
200,000 $ 205,551
Village Community Development District No. 15
(Phase I Special Assessment)
Series 2023 144A 5.25% 5/1/54
#
195,000 197,311
(Special Assessment)
Series 2024 144A 4.80% 5/1/55
#
495,000 481,322
Virgin Islands Hotel Development Financing
Corp.
Series 2025A-1 6.00% 12/1/55 200,000 203,297
Wyandotte County-Kansas City Unified
Government
(Northwest Speedway Star Bond District)
Series 2026 144A 5.50% 3/1/46
#
250,000 253,057
8,518,148
State General Obligation Revenue Bonds - 1 .21%
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 477,000 437,553
State of Illinois
Series 2024C 4.00% 10/1/48 300,000 273,121
710,674
Transportation Revenue Bonds - 9 .15%
California Municipal Finance Authority
(PRG - Potrero Properties LLC)
Series 2026A 5.00% 9/1/60 35,000 36,623
Series 2026A 5.50% 9/1/60 15,000 16,392
Chicago O'Hare International Airport
Series 2026A 5.25% 1/1/61 500,000 523,172
City of Los Angeles
(Department of Airports)
Series 2021D 4.00% 5/15/51 100,000 91,982
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/47 (AMT) 200,000 147,000
Louisiana Public Facilities Authority
(Calcasieu Bridge Partners LLC)
Series 2024 5.00% 9/1/66 750,000 739,088

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corp.
(JFK NTO LLC)
Series 2023 5.38% 6/30/60 250,000 $ 251,522
Series 2023 6.00% 6/30/54 250,000 262,156
Series 2024 5.50% 6/30/60 500,000 510,616
Public Finance Authority
(SR 400 Peach Partners LLC)
Series 2025 5.75% 12/31/65 645,000 676,139
Series 2025 6.50% 12/31/65 500,000 559,773
San Diego County Regional Airport Authority
Series 2025B 5.50% 7/1/55 500,000 538,468
Texas Private Activity Bond Surface
Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2019 5.00% 6/30/58 500,000 494,102
Tulsa Municipal Airport Trust Trustees
(American Airlines, Inc.)
Series 2025 6.25% 12/1/40 240,000 266,489
Virginia Small Business Financing Authority
(95 Express Lanes LLC)
Series 2022 4.00% 1/1/42 245,000 237,153
5,350,675
Water & Sewer Revenue Bonds - 0 .46%
Guam Government Waterworks Authority
(Water & Wastewater System)
Series 2024A 5.00% 1/1/46 125,000 129,644
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2022AA-1 3.50% 6/15/48 160,000 138,216
267,860
Total Municipal Bonds
(cost $55,300,178) 56,928,788

NQ-ET006J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks — 0 .01%
Financial Services - 0 .01%
California Municipal Finance Authority
†∞
1,800 $ 3,600
Total Common Stocks
(cost $–) 3,600
Principal
amount
Short-Term Investments — 2 .93%
Variable Rate Demand Notes   — 2 .93%
Arizona Industrial Development Authority
(Phoenix Children's Hospital)
Series 2019A 2.90% 2/1/48(LOC - TD Bank
NA)
¤
400,000 400,000
Bay Area Toll Authority
Series 2024D 2.50% 4/1/59(LOC - TD Bank
NA)
¤
500,000 500,000
Oregon State Facilities Authority
(PeaceHealth Obligated Group)
Series 2018B 2.90% 8/1/34(LOC - TD Bank
NA)
¤
350,000 350,000
Wisconsin Health & Educational Facilities Authority
(The Medical College of Wisconsin, Inc.)
Series 2008B 2.90% 12/1/33(LOC - TD Bank
NA)
¤
465,000 465,000
1,715,000
Total Short-Term Investments
      (cost $1,715,000) 1,715,000
Total Value of Securities — 100.26%
        (cost $57,015,178) 58,647,388
Liabilities Net of Receivables and Other Assets — (0.26%) (153,028)
Net Assets Applicable to 2,350,000 Shares Outstanding — 100.00% $ 58,494,360
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2026, the aggregate value of Rule 144A securities was $18,704,291, which represents 31.98% of the Fund's net assets.

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (0626) 0826 (5790269)
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M,
SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^
Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§
Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
†
Non-income producing security.
∞
Fair value security
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2026. The maturity date shown is the final maturity. The security has a demand feature that allows the holder to tender the security at par on no more than 7 days' notice. For purposes of maturity classification and weighted average maturity calculations, the demand date is used.
Summary of abbreviations :
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
ST AID WITHHLDG – Insured by State Aid Withholding Program

Schedule of investments
Nomura Tax-Free USA Short Term ETF

June 30, 2026 (Unaudited)
NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds   — 100 .22%
Education Revenue Bonds - 6 .48%
Arizona Industrial Development Authority
(Equitable School Revolving Fund LLC
Obligated Group)
Series 2019A 5.00% 11/1/31 100,000 $ 104,327
Series 2022A 5.00% 11/1/28 160,000 167,814
Colorado Educational & Cultural Facilities
Authority
(Science Technology Engineering & Math
High School)
Series 2014 4.50% 11/1/29 165,000 164,756
Florida State University
(Parking Facility)
Series 2021A 5.00% 7/1/26 200,000 200,007
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2020A 144A 4.00% 7/1/30
#
100,000 100,043
Pennsylvania Higher Educational Facilities
Authority
(Drexel University)
Series 2017 5.00% 5/1/30 125,000 127,467
864,414
Electric Revenue Bonds - 8 .64%
American Municipal Power, Inc.
(Greenup Hydroelectric)
Series 2025A 5.00% 2/15/27 145,000 146,926
City of Chaska
(Electric)
Series 2015A 5.00% 10/1/28 155,000 155,594
Housing & Redevelopment Authority of The
City of St. Paul Minnesota
(District Energy St Paul Obligated Group)
Series 2017A 4.00% 10/1/30 240,000 242,148
JEA Electric System
Series 2021A 5.00% 10/1/31 180,000 198,859
Los Angeles Department of Water & Power
(Power System)
Series 2019A 5.00% 7/1/32 105,000 109,930

Schedule of investments
Nomura Tax-Free USA Short Term ETF

NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Missouri Joint Municipal Electric Utility
Commission
(Prairie State Project)
Series 2017 5.00% 1/1/27 100,000 $ 101,053
Municipal Electric Authority of Georgia
(PowerSouth Energy Cooperative)
Series 2019B 5.00% 1/1/31 110,000 114,047
Puerto Rico Electric Power Authority
Series 2010AAA 5.25% 7/1/28 110,000 84,288
1,152,845
Healthcare Revenue Bonds - 17 .13%
Augusta Development Authority
(WellStar Health System Obligated Group)
Series 2018 5.00% 7/1/28 135,000 140,683
California Municipal Finance Authority
(Eisenhower Medical Center)
Series 2017A 5.00% 7/1/29 90,000 91,367
City of Minneapolis
(Allina Health Obligated Group)
Series 2023B 5.00% 11/15/53
•
185,000 198,904
Colorado Health Facilities Authority
(CommonSpirit Health)
Series 2019A-1 5.00% 8/1/32 100,000 105,087
(CommonSpirit Health Obligated Group)
Series 2019A-1 5.00% 8/1/29 110,000 116,413
(Valley View Hospital Association)
Series 2015 5.00% 5/15/28 100,000 100,233
Series 2017A 5.00% 5/15/27 150,000 152,958
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
Series 2019 5.00% 11/1/27 75,000 77,080
Housing & Redevelopment Authority of The
City of St. Paul Minnesota
(HealthPartners Obligated Group)
Series 2025 5.00% 7/1/32 150,000 165,018
Industrial Development Authority of the County
of Yavapai (The)
(Yavapai Regional Medical Center)
Series 2019 5.00% 8/1/27 65,000 66,382

NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center
Obligated Group)
Series 2016A 5.00% 7/1/29 25,000 $ 25,000
Michigan Finance Authority
(Trinity Health Corp.)
Series 2022MI-A 5.00% 12/1/32 125,000 136,804
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Obligated
Group)
Series 2019 5.00% 9/1/29 160,000 169,100
New Hampshire Business Finance Authority
(Springpoint Senior Living Obligated
Group)
Series 2021 4.00% 1/1/28 175,000 176,372
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.00% 8/15/29 125,000 128,367
Oregon State Facilities Authority
(Legacy Health Project)
Series 2022B 5.00% 6/1/30 135,000 144,889
Tarrant County Cultural Education Facilities
Finance Corp.
(Air Force Villages, Inc. Obligated Group)
Series 2016 4.00% 5/15/31 50,000 49,957
Virginia Small Business Financing Authority
(LifeSpire of Virginia)
Series 2026A 5.00% 12/1/31 125,000 135,483
Washington Health Care Facilities Authority
(CommonSpirit Health Obligated Group)
Series 2019A-2 5.00% 8/1/28 100,000 104,238
2,284,335
Housing Revenue Bonds - 1 .11%
Ohio Housing Finance Agency
Series 2024B 5.50% 3/1/31 (GNMA) 50,000 55,198

Schedule of investments
Nomura Tax-Free USA Short Term ETF

NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Texas Department of Housing & Community
Affairs
Series 2022B 5.50% 9/1/30 (GNMA) 85,000 $ 93,481
148,679
Industrial Development Revenue Bonds - 18 .18%
Black Belt Energy Gas District
(Gas Project)
Series 2022C-1 5.25% 2/1/53
•
95,000 99,866
Series 2026E 5.00% 7/1/27 150,000 152,655
Buckeye Tobacco Settlement Financing
Authority
Class 1 Series 2020A-2 5.00% 6/1/29 50,000 52,788
California Community Choice Financing
Authority
Series 2023G-1 5.25% 11/1/54
•
100,000 105,776
Commonwealth Financing Authority
(Commonwealth Financing Authority)
Series 2018 5.00% 6/1/31 150,000 155,358
County of Lowndes
(International Paper Co.)
Series 2022 2.65% 4/1/37
•
200,000 199,485
Energy Southeast A Cooperative District
Series 2023B-1 5.75% 4/1/54
•
100,000 110,009
Kentucky Public Energy Authority
Series 2023A-1 5.25% 4/1/54
•
150,000 160,611
Lower Alabama Gas District (The)
Series 2016A 5.00% 9/1/29 125,000 130,381
Main Street Natural Gas, Inc.
Series 2022B 5.00% 12/1/52
•
150,000 156,549
Series 2023D 5.00% 5/1/54
•
150,000 158,661
Mission Economic Development Corp.
(Graphic Packaging International LLC)
Series 2026 5.00% 12/1/64
•
100,000 103,754
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018 5.00% 1/1/28 (AMT) 200,000 206,104
Regional Transportation District
(Denver Transit Partners LLC)
Series 2020A 5.00% 7/15/30 100,000 106,342

NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Salt Verde Financial Corp.
Series 2007-1 5.50% 12/1/29 150,000 $ 159,526
Tennessee Energy Acquisition Corp.
Series 2021A 5.00% 5/1/52
•
150,000 158,625
Tobacco Settlement Financing Corp.
Series 2018A 5.00% 6/1/29 200,000 207,885
2,424,375
Leasing Revenue Bonds - 2 .49%
New Jersey Transportation Trust Fund
Authority
Series 2019BB 5.00% 6/15/30 150,000 158,048
Virginia Public Building Authority
(Commonwealth of Virginia)
Series 2021A-1 5.00% 8/1/30 160,000 174,769
332,817
Local General Obligation Revenue Bonds - 5 .85%
Chicago Board of Education
Series 2018A 5.00% 12/1/30 (AG) 150,000 155,958
Series 2025B 5.25% 12/1/30 150,000 155,879
City of Detroit
Series 2018 5.00% 4/1/29 130,000 133,819
City of New York
Series 2021B-1 5.00% 11/1/32 110,000 118,979
City of Philadelphia
Series 2017A 5.00% 8/1/26 110,000 110,175
St. Cloud Independent School District No. 742
Series 2015A 3.00% 2/1/31 (SD CRED
PROG) 105,000 104,965
779,775
Special Tax Revenue Bonds - 1 .56%
Allentown Neighborhood Improvement Zone
Development Authority
Series 2022 5.00% 5/1/29 100,000 105,144
New York City Industrial Development Agency
(Yankee Stadium LLC)
Series 2020A 4.00% 3/1/32 (AG) 100,000 103,039
208,183
State General Obligation Revenue Bonds - 12 .27%
Commonwealth of Massachusetts
Series 2026B 5.00% 7/1/32 150,000 168,768

Schedule of investments
Nomura Tax-Free USA Short Term ETF

NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
State General Obligation Revenue Bonds (continued)
Commonwealth of Puerto Rico
Series 2022A-1 5.63% 7/1/29 100,000 $ 105,880
State of Connecticut
Series 2018E 5.00% 9/15/28 130,000 137,015
State of Florida
Series 2017A 3.50% 7/1/43 (Pre-refunded
7/1/27)
§
110,000 111,104
State of Georgia
Series 2017A 5.00% 2/1/28 105,000 106,591
State of Illinois
Series 2019B 5.00% 11/1/31 250,000 264,951
Series 2021A 5.00% 3/1/30 65,000 69,681
State of New Jersey
Series 2020A 5.00% 6/1/29 200,000 213,836
State of Texas
Series 2018 5.00% 8/1/26 (AMT) 220,000 220,398
State of Washington
Series R-2017A 5.00% 8/1/32 110,000 110,208
State of Wisconsin
Series 2020A 4.00% 5/1/29 125,000 127,892
1,636,324
Transportation Revenue Bonds - 18 .04%
City & County of Denver
(Airport System)
Series 2022D 5.25% 11/15/26 (AMT) 140,000 141,321
City of Charlotte
(Airport)
Series 2019A 5.00% 7/1/26 180,000 180,007
City of Los Angeles
(Department of Airports)
Series 2025A 5.00% 5/15/30 (AMT) 150,000 161,563
County of Miami-Dade
(Aviation)
Series 2026A 5.00% 10/1/31 125,000 135,577
Delaware River Joint Toll Bridge Commission
Series 2026A 5.00% 7/1/27 150,000 153,774
Kansas City Industrial Development Authority
(Airport)
Series 2020B 5.00% 3/1/31 200,000 214,794

NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority
Series 2017C-1 5.00% 11/15/31 (BAM) 105,000 $ 108,977
Series 2017D 5.00% 11/15/30 190,000 197,599
New Jersey Transportation Trust Fund
Authority
Series 2006C 2.82% 12/15/27 (BHAC,
NATL)
^
150,000 144,022
Series 2014BB-2 5.00% 6/15/32 150,000 164,638
New York Transportation Development Corp.
(JFK International Air Terminal LLC)
Series 2022 5.00% 12/1/31 255,000 274,268
Pennsylvania Turnpike Commission
Series 2019A 5.00% 12/1/31 100,000 107,117
Port Authority of New York & New Jersey
Series 246 5.00% 9/1/30 185,000 199,931
State of Hawaii
(Highway Fund)
Series A 5.00% 1/1/27 60,000 60,000
Series B 5.00% 1/1/28 110,000 110,000
Texas Private Activity Bond Surface
Transportation Corp.
(NTE Mobility Partners LLC)
Series 2019A 5.00% 12/31/31 50,000 52,950
2,406,538
Water & Sewer Revenue Bonds - 8 .47%
City of Chicago
(Waterworks)
Series 2004 5.00% 11/1/26 320,000 322,187
County of Jefferson
(Sewer)
Series 2024 5.00% 10/1/30 190,000 205,283
Los Angeles Department of Water & Power
(Water System)
Series 2022D 5.00% 7/1/33 135,000 149,018
Minnesota Rural Water Finance Authority, Inc.
Series 2026 2.88% 1/1/28 150,000 150,067
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2026DD 5.00% 6/15/32 100,000 112,793

Schedule of investments
Nomura Tax-Free USA Short Term ETF

NQ-ET003J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Pittsburgh Water & Sewer Authority
Series 2017A 5.00% 9/1/29 (AG) 185,000 $ 190,058
1,129,406
Total Municipal Bonds
(cost $13,298,919) 13,367,691
Short-Term Investments — 0 .75%
Variable Rate Demand Notes   — 0 .75%
University of Colorado Hospital Authority
Series 2018C 2.90% 11/15/39(SPA - TD Bank
NA)
¤
100,000 100,000
Total Short-Term Investments
      (cost $100,000) 100,000
Total Value of Securities — 100.97%
        (cost $13,398,919) 13,467,691
Liabilities Net of Receivables and Other Assets — (0.97%) (129,891)
Net Assets Applicable to 525,000 Shares Outstanding — 100.00% $ 13,337,800
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2026, the aggregate value of Rule 144A securities was $100,043, which represents
0.75% of the Fund's net assets.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M,
SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§
Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^
Zero-coupon security. The rate shown is the effective yield at the time of purchase.

NQ-ET003J (0626) 0826 (5790269)
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2026. The maturity date shown is the final maturity. The security has a demand feature that allows the holder to tender the security at par on no more than 7 days' notice. For purposes of maturity classification and weighted average maturity calculations, the demand date is used.
Summary of abbreviations :
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BHAC – Insured by Berkshire Hathaway Assurance Corp.
GNMA –  Insured by Government National Mortgage Association
NATL – Insured by National Reinsurance Corp.
SD CRED PROG – Insured by School District Credit Enhancement Program
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement

Schedule of investments
Nomura Tax Free USA ETF

June 30, 2026 (Unaudited)
NQ-ET002J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds   — 96 .99%
Education Revenue Bonds - 10 .72%
Allegheny County Higher Education Building
Authority
(Duquesne University of the Holy Spirit)
Series 2026 5.00% 3/1/44 75,000 $ 81,571
Board of Regents of the University of Texas
System
Series 2024B 4.00% 8/15/54 50,000 46,245
California Educational Facilities Authority
(Leland Stanford Junior University (The))
Series V-1 5.00% 5/1/49 75,000 87,139
City of Bethel
(Spectrum High School)
Series 2024 5.00% 7/1/59 25,000 23,707
City of Burbank
(Intercultural Montessori Foreign
Language Immersion School)
Series 2026 144A 6.25% 2/1/51
#
50,000 51,282
Indiana Finance Authority
(CHF - Tippecanoe LLC)
Series 2023A 5.00% 6/1/53 50,000 49,343
Kentucky Bond Development Corp.
(PRG Wildcats LLC)
Series 2026A 5.50% 10/31/56 50,000 53,771
Lehigh County General Purpose Authority
(Muhlenberg College)
Series 2024 5.25% 2/1/49 50,000 50,093
Maricopa County Industrial Development
Authority
(Reid Traditional Schools Obligated
Group)
Series 2016 5.00% 7/1/47 25,000 23,689
Massachusetts Development Finance Agency
(President and Fellows of Harvard
College)
Series 2026A 5.00% 2/15/34 100,000 114,871
Public Finance Authority
Class A Series 2023-1 5.75% 7/1/62 92,554 96,881
678,592

NQ-ET002J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds - 3 .36%
Salt River Project Agricultural Improvement &
Power District
Series 2023B 5.25% 1/1/53 100,000 $ 106,505
South Carolina Public Service Authority
Series 2022A 5.00% 12/1/44 100,000 105,780
212,285
Healthcare Revenue Bonds - 18 .76%
California Health Facilities Financing Authority
(Kaiser Foundation Hospitals)
Series A-2 5.00% 11/1/47 50,000 56,422
City of Kalispell
(Immanuel Living at Buffalo Hill Obligated
Group)
Series 2017A 5.25% 5/15/52 25,000 23,221
Colorado Health Facilities Authority
(AdventHealth Obligated Group)
Series 2021A 3.00% 11/15/51 60,000 43,818
(CommonSpirit Health Obligated Group)
Series 2022A 5.00% 11/1/33 50,000 54,663
Florida Development Finance Corp.
(Florida Health Sciences Center, Inc.
Obligated Group)
Series 2026A 5.25% 8/1/51 50,000 52,830
Geisinger Authority
(Kaiser Obligated Group)
Series 2020A 4.00% 4/1/50 70,000 62,047
Hillsborough County Industrial Development
Authority
(BayCare Obligated Group)
Series 2024C 5.00% 11/15/40 50,000 55,354
Series 2024C 5.50% 11/15/54 100,000 107,514
Illinois Finance Authority
(Memorial Health System)
Series 2026 5.50% 4/1/56 100,000 106,317
Maryland Health & Higher Educational
Facilities Authority
(MedStar Health Obligated Group)
Series 2026A 5.00% 8/15/41 50,000 55,018

Schedule of investments
Nomura Tax Free USA ETF

NQ-ET002J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Massachusetts Development Finance Agency
(Dana-Farber Cancer Institute Obligated
Group)
Series 2026Q 5.50% 12/1/56 50,000 $ 53,776
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center
Obligated Group)
Series 2026B 5.00% 7/1/43 40,000 43,493
Michigan Finance Authority
(Henry Ford Health System Obligated
Group)
Series 2019A 4.00% 11/15/50 100,000 88,400
Minnesota Agricultural & Economic
Development Board
(HealthPartners Obligated Group)
Series 2024 5.25% 1/1/54 105,000 108,845
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.25% 8/15/48 50,000 50,278
Pennsylvania Economic Development
Financing Authority
(UPMC Obligated Group)
Series 2026A 5.00% 12/15/46 60,000 63,290
Pennsylvania Higher Educational Facilities
Authority
(Thomas Jefferson University Obligated
Group)
Series 2024B-1 5.25% 11/1/38 50,000 55,159
Yuma Industrial Development Authority
(Yuma Regional Medical Center Obligated
Group)
Series 2024A 5.25% 8/1/49 100,000 106,673
1,187,118

NQ-ET002J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds - 1 .59%
Texas Department of Housing & Community
Affairs
Series 2026A 4.85% 7/1/56 (GNMA) 100,000 $ 100,469
100,469
Industrial Development Revenue Bonds - 7 .37%
Black Belt Energy Gas District
(Gas Project)
Series 2026E 5.00% 7/1/33 100,000 104,805
California Community Choice Financing
Authority
Series 2026A-1 5.00% 4/1/56
•
50,000 53,800
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/53 (AG) 50,000 49,573
George L Smith II Congress Center Authority
Series 2021A 4.00% 1/1/54 35,000 29,960
Greater Orlando Aviation Authority
(United Airlines, Inc.)
Series 2025 5.25% 11/1/34 100,000 107,213
Mobile County Industrial Development Authority
(AM/NS Calvert LLC)
Series 2024B 4.75% 12/1/54 100,000 97,017
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2020 4.38% 10/1/45 25,000 24,189
466,557
Leasing Revenue Bonds - 4 .56%
Denver Health & Hospital Authority
Series 2018 5.00% 12/1/48 25,000 25,074
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2024AA 5.25% 6/15/41 105,000 117,061
Series 2025AA 5.00% 6/15/55 100,000 103,556
New York State Thruway Authority
Series 2021A-1 3.00% 3/15/49 55,000 42,710
288,401

Schedule of investments
Nomura Tax Free USA ETF

NQ-ET002J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Local General Obligation Revenue Bonds - 4 .16%
Arapahoe County School District No. 5
(Cherry Creek)
Series 2024 5.25% 12/15/43 (ST AID
WITHHLDG) 55,000 $ 62,008
Chicago Board of Education
Series 2017H 5.00% 12/1/46 100,000 94,997
City of New York
Series 2025G-1 5.25% 2/1/53 100,000 106,074
263,079
Special Tax Revenue Bonds - 11 .80%
City of Houston
(Hotel Occupancy Tax & Special)
Series 2026C 5.50% 9/1/58 50,000 53,781
Commonwealth of Puerto Rico
0.00% 11/1/43
•
163,543 117,751
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 94,453 92,694
New York City Transitional Finance Authority
Series 2026F-1 5.00% 2/1/53 150,000 157,091
New York Convention Center Development
Corp.
(Hotel Unit Fee)
Series 2026A 5.00% 11/15/45 25,000 27,442
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 151,000 149,414
Series A-1 5.00% 7/1/58 100,000 100,009
Village Community Development District No. 15
(Special Assessment)
Series 2024 144A 4.80% 5/1/55
#
50,000 48,618
746,800
State General Obligation Revenue Bonds - 7 .72%
Commonwealth of Massachusetts
Series 2024B 5.00% 5/1/54 50,000 52,232
Series 2026D 5.25% 6/1/56 50,000 53,905
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 86,000 78,888
State of Illinois
Series 2024C 4.00% 10/1/48 100,000 91,040
Series 2025E 5.00% 9/1/42 50,000 53,236

NQ-ET002J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
State General Obligation Revenue Bonds (continued)
State of Washington
Series 2026C 5.00% 2/1/51 150,000 $ 159,370
488,671
Transportation Revenue Bonds - 23 .14%
Arizona Department of Transportation
(State Highway Fund)
Series 2026 5.00% 7/1/40 100,000 113,616
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
Series 2018A 5.00% 12/31/43 25,000 25,386
(PRG - Potrero Properties LLC)
Series 2026A 5.00% 9/1/60 5,000 5,232
Series 2026A 5.50% 9/1/60 5,000 5,464
Chicago O'Hare International Airport
Series 2025E 5.50% 1/1/48 75,000 80,317
Series 2026A 5.25% 1/1/61 100,000 104,634
City & County of Denver
(Airport System)
Series 2018A 4.00% 12/1/48 100,000 91,953
Colorado Bridge & Tunnel Enterprise
Series 2025A 5.25% 12/1/54 (AGMC) 100,000 106,673
County of Miami-Dade
(Aviation)
Series 2025B 5.25% 10/1/55 75,000 78,978
Metropolitan Nashville Airport Authority (The)
Series 2026B 5.00% 7/1/46 100,000 105,243
New York Transportation Development Corp.
(JFK Millennium Partners LLC)
Series 2024B 2.18% 12/31/54 (AG) 25,000 17,103
Pennsylvania Economic Development
Financing Authority
(Commonwealth of Pennsylvania Motor
License Fund)
Series 2022 6.00% 6/30/61 50,000 53,272
Port Authority of New York & New Jersey
Series 251 5.25% 8/15/56 100,000 108,278
Public Finance Authority
(SR 400 Peach Partners LLC)
Series 2025 5.75% 12/31/65 125,000 131,035

Schedule of investments
Nomura Tax Free USA ETF

NQ-ET002J (0626) 0826 (5790269)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District
(Denver Transit Partners LLC)
Series 2020A 5.00% 1/15/29 55,000 $ 57,368
State of Hawaii
Series 2025A 5.50% 7/1/54 60,000 64,440
Texas Private Activity Bond Surface
Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2019 5.00% 6/30/58 100,000 98,820
Texas Transportation Finance Corp.
Series 2025A 5.50% 10/1/55 100,000 109,015
Washington Metropolitan Area Transit Authority
Series 2025A 5.25% 7/15/50 100,000 107,032
1,463,859
Water & Sewer Revenue Bonds - 3 .81%
City of Chicago
(Waterworks)
Series 2026A 5.50% 11/1/66 25,000 26,641
County of Jefferson
(Sewer)
Series 2024 5.50% 10/1/53 50,000 52,672
Great Lakes Water Authority
(Water Supply System)
Series 2026B 5.00% 7/1/45 50,000 54,520
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2026BB 5.25% 6/15/56 100,000 106,999
240,832
Total Municipal Bonds
(cost $6,046,374) 6,136,663

NQ-ET002J (0626) 0826 (5790269)
Principal
amount Value (US $)
Short-Term Investments — 1 .58%
Variable Rate Demand Notes   — 1 .58%
University of California
Series 2013AL-4 2.50% 5/15/48
¤
100,000 $ 100,000
Total Short-Term Investments
      (cost $100,000) 100,000
Total Value of Securities — 98.57%
        (cost $6,146,374) 6,236,663
Receivables and Other Assets Net of Liabilities — 1.43% 90,572
Net Assets Applicable to 250,000 Shares Outstanding — 100.00% $ 6,327,235

Schedule of investments
Nomura Tax Free USA ETF

NQ-ET002J (0626) 0826 (5790269)
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2026, the aggregate value of Rule 144A securities was $99,900, which represents
1.58% of the Fund's net assets.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M,
SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2026. The maturity date shown is the final maturity. The security has a demand feature that allows the holder to tender the security at par on no more than 7 days' notice. For purposes of maturity classification and weighted average maturity calculations, the demand date is used.
Summary of abbreviations :
AG – Assured Guaranty
GNMA –  Insured by Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
ST AID WITHHLDG – Insured by State Aid Withholding Program

Schedule of investments
Nomura Transformational Technologies ETF

June 30, 2026 (Unaudited)
NQ-ET002J (0626) 0826 (5790269)
Number of
shares Value (US $)
Common Stocks — 99 .45%
^
Communication Services - 11 .34%
Alphabet, Inc., Class A 25,544 $ 9,128,659
Netflix, Inc.
†
130,341 9,306,348
Space Exploration Technologies Corp., Class
A
†
41,520 7,094,107
Spotify Technology SA
†
14,784 6,787,778
32,316,892
Consumer Discretionary - 10 .46%
Amazon.com, Inc.
†
33,611 8,010,846
Booking Holdings, Inc. 32,605 5,811,515
DoorDash, Inc., Class A
†
50,846 9,382,612
MercadoLibre, Inc.
†
3,885 6,594,360
29,799,333
Industrials - 2 .45%
Kratos Defense & Security Solutions, Inc.
†
140,122 6,986,483
6,986,483
Information Technology - 75 .20%
Advanced Micro Devices, Inc.
†
38,269 22,230,845
ASML Holding NV ADR 7,256 14,435,377
Broadcom, Inc. 35,065 13,245,804
Cadence Design Systems, Inc.
†
13,827 5,189,550
Celestica, Inc.
†
20,934 7,636,723
Lam Research Corp. 43,688 18,931,321
Micron Technology, Inc. 12,698 14,657,174
Microsoft Corp. 21,437 7,996,430
NVIDIA Corp. 115,158 23,041,964
Samsung Electronics Co. Ltd. 54,684 11,788,844
Seagate Technology Holdings plc 22,849 22,049,285
ServiceNow, Inc.
†
49,982 4,962,213
Shopify, Inc., Class A
†
48,322 5,517,406
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 37,599 17,956,154
Texas Instruments, Inc. 36,000 10,730,520
Western Digital Corp. 21,695 13,857,030
214,226,640
Total Common Stocks
(cost $230,435,111) 283,329,348

Schedule of investments
Nomura Transformational Technologies ETF

NQ-ET002J (0626) 0826 (5790269)
Number of
shares Value (US $)
Short-Term Investments — 0 .40%
Money Market Mutual Funds - 0 .40%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.57%) 1,140,275 $ 1,140,275
Total Short-Term Investments
(cost $1,140,275) 1,140,275
Total Value of Securities — 99.85%
        (cost $231,575,386) 284,469,623
Receivables and Other Assets Net of Liabilities — 0.15% 420,906
Net Assets Applicable to 8,452,764 Shares Outstanding — 100.00% $ 284,890,529
^
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†
Non-income producing security.
Summary of abbreviations :
ADR – American Depositary Receipt